497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 14, 2010 TO THE CURRENT PROSPECTUS FOR

IL PROTECTOR(R)                       SURVIVORSHIP INCENTIVE LIFE(SM)
INCENTIVE LIFE PLUS(R)                INCENTIVE LIFE(R) '02
SURVIVORSHIP 2000                     SURVIVORSHIP INCENTIVE LIFE(SM) '02
INCENTIVE LIFE(R) 2000                INCENTIVE LIFE(R) '06
CHAMPION 2000                         INCENTIVE LIFE LEGACY(R)
SPECIAL OFFER POLICY                  INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) '99                 SURVIVORSHIP INCENTIVE LIFE LEGACY(SM)
SURVIVORSHIP INCENTIVE LIFE(SM) '99   INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

CHANGE TO PORTFOLIO OF EQ ADVISORS TRUST

PORTFOLIO SUB-ADVISER CHANGE

Effective on or about June 1, 2010, Invesco Advisers, Inc. replaced Morgan Stanley Investment Management, Inc. as the Sub-Adviser to the EQ/Van Kampen Comstock Portfolio.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "About the Portfolios of the Trusts" in your Prospectus for more information.


 Incentive Life Legacy(R), Incentive Life Legacy(R) II, Incentive Life(R) '06,
                 Incentive Life(R), Incentive Life Optimizer(R),
          IL Protector(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company.
   Survivorship Incentive Life(SM) and Survivorship Incentive Life Legacy(SM) are service marks of AXA Equitable Life Insurance Company.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

EVM-106 (6/10)                                                     145348 (6/10)
NB/IF (SAR)                                                               x03217